SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Short Term Deposits and Marketable Securities [Line Items]
Bank deposits	$ 9,001	[1]	$ 30,310	[1]
Marketable Securities and Bank Deposits	31,587		45,945
Equity [Member]
Short Term Deposits and Marketable Securities [Line Items]
Marketable securities	7,383	[2]	5,035	[2]
Government and Corporate Bonds [Member]
Short Term Deposits and Marketable Securities [Line Items]
Marketable securities	$ 15,203	[3]	$ 10,600	[3]

[1]	The bank deposits bear interest at an average annual rate of 2.1% and 1.3% for 2013 and 2012, respectively.
[2]	Unrealized net gains are immaterial.
[3]	The Bonds provide a yield at an average annual rate of 1.5% and 1.55% for 2013 and 2012, respectively.